Funding debts (Tables)	12 Months Ended
Dec. 31, 2020
Funding debts
Schedule of outstanding funding debts

The following table summarized the Group’s outstanding funding debts:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Short‑term:
Loan payables to investors of consolidated Trusts	2,291,723	1,512,510
Total short‑term funding debts	2,291,723	1,512,510
Long‑term:
Loan payables to investors of consolidated Trusts	7,500	15,000
Total long‑term funding debts	7,500	15,000

Schedule of remaining contractual maturity dates of funding debts and associated interest payments

The following table summarizes the remaining contractual maturity dates of the Group’s funding debts and associated interest payments as of December 31, 2020:

	Less than 1 year	1 ‑ 2 years	2 ‑ 3 years	More than 3 years	Total
	RMB	RMB	RMB	RMB	RMB

	(in thousands)
Loan payables to investors of consolidated Trusts	1,512,510	15,000	—	—	1,527,510
Total funding debts	1,512,510	15,000	—	—	1,527,510
Interest payments	38,369	2,396	—	—	40,765
Total interest payments	38,369	2,396	—	—	40,765